CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Common Stock [Member]		Additional paid-in capital [Member]		Retained earnings [Member]	Accumulated other comprehensive income (loss), net [Member]		Capital fund related to non-controlling interest [Member]	Treasury shares [Member]	Total
Balance at Dec. 31, 2021		$ 371		$ 161,929		$ 377,716	$ (704)	[1]	$ (5,587)	$ (39,430)	$ 494,295
Balance, shares at Dec. 31, 2021		34,473,070
Other comprehensive income (loss)	[1]	$ 0		0		0	(8,874)		0	0	(8,874)
Net loss attributable to controlling interest		0		0		(57,054)	0	[1]	0	0	(57,054)
Equity-based compensation expense	[2]	0		1,502		0	0	[1]	0	0	1,502
Adjustment to redemption value of the non-controlling interest		0		0		(198)	0	[1]	0	0	(198)
Dividend paid		0		0		(8,625)	0	[1]	0	0	(8,625)
Cashless exercise of options and RSUs			[3]		[3]	0	0	[1]	0	0	0
Cashless exercise of options and RSUs, Shares		34,233
Balance at Dec. 31, 2022		$ 371		163,431		311,839	(9,578)	[1]	(5,587)	(39,430)	421,046
Balance, shares at Dec. 31, 2022		34,507,303
Other comprehensive income (loss)	[1]	$ 0		0		0	(1,176)		0	0	(1,176)
Net loss attributable to controlling interest		0		0		(107,656)	0	[1]	0	0	(107,656)
Equity-based compensation expense	[2]	0		1,025		0	0	[1]	0	0	1,025
Adjustment to redemption value of the non-controlling interest		0		0		(532)	0	[1]	0	0	(532)
Dividend paid											(8,625)
Cashless exercise of options and RSUs			[3]		[3]	0	0	[1]	0	0	0
Cashless exercise of options and RSUs, Shares		25,149
Balance at Dec. 31, 2023		$ 371		164,456		203,651	(8,402)	[1]	(5,587)	(39,430)	$ 315,059
Balance, shares at Dec. 31, 2023		34,532,452									34,532,452
Other comprehensive income (loss)	[1]	$ 0		0		0	(6,468)		0	0	$ (6,468)
Net loss attributable to controlling interest		0		0		(42,832)	0	[1]	0	0	(42,832)
Equity-based compensation expense	[2]	0		2,044		0	0	[1]	0	0	2,044
Adjustment to redemption value of the non-controlling interest		0		0		3,782	0	[1]	0	0	3,782
Cashless exercise of options and RSUs			[3]		[3]	0	0	[1]	0	0	0
Cashless exercise of options and RSUs, Shares		16,598
Balance at Dec. 31, 2024		$ 371		$ 166,500		$ 164,601	$ (14,870)	[1]	$ (5,587)	$ (39,430)	$ 271,585
Balance, shares at Dec. 31, 2024		34,549,050									34,549,050

[1]	Accumulated other comprehensive income (loss), net, comprised of foreign currency translation, hedging transactions and marketable securities, see also notes 2 and 3.
[2]	See also Note 13.
[3]	Less than $1.